     As filed with the Securities and Exchange Commission on December 4, 2003.
                                                              File No. 333-13735
                                                                       811-07387

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                     ------
         Post-Effective Amendment No.  11                                    [X]
                                     ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   5                                                   [X]
                       -----

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

      ___  immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_  on December 15, 2003 pursuant to paragraph (b) of Rule 485
      ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___  on ________, pursuant to paragraph (a)(1) of Rule 485
      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

FUTUREVANTAGE-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932                                        [THE HARTFORD]
TELEPHONE (800) 854-3384                                      [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the FutureVantage-SM- group flexible premium variable life insurance policy. Please read it carefully.

The FutureVantage-SM- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                    INVESTMENT DIVISION                                       PURCHASES SHARES OF:
  Alger American Growth Investment Division                Class O of Alger American Growth Portfolio of The Alger
                                                           American Fund
  Alger American Small Capitalization Investment Division  Class O of Alger American Small Capitalization Portfolio
                                                           of The Alger American Fund
  Hartford Capital Appreciation Investment Division        Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Bond Investment Division                        Class IA of Hartford Bond HLS Fund
  Merrill Lynch Basic Value Investment Division            Class A of Merrill Lynch Basic Value V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch American Balanced Investment Division      Class A of Merrill Lynch American Balanced V.I. Fund of
                                                           the Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Domestic Money Market Investment Division  Class A of Merrill Lynch Domestic Money Market V.I. Fund
                                                           of the Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Growth Investment Division          Class A of Merrill Lynch Global Growth V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation Investment Division      Class A of Merrill Lynch Global Allocation V.I. Fund of
                                                           the Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Utilities and Telecommunications           Class A of Merrill Lynch Utilities and Telecommunications
  Investment Division                                      V.I. Fund of the Merrill Lynch Variable Series
                                                           Funds, Inc.
  Merrill Lynch Government Bond Investment Division        Class A of Merrill Lynch Government Bond V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch High Current Income Investment Division    Class A of Merrill Lynch High Current Income V.I. Fund of
                                                           the Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Index 500 Investment Division              Class A of Merrill Lynch Index 500 V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.


                    INVESTMENT DIVISION                                       PURCHASES SHARES OF:
  Merrill Lynch Core Bond Investment Division              Class A of Merrill Lynch Core Bond V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Large Cap Core Investment Division         Class A of Merrill Lynch Large Cap Core V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Small Cap Value Investment Division        Class A of Merrill Lynch Small Cap Value V.I. Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Neuberger Berman Advisers Management Trust Balanced      Class I of Balanced Portfolio of the Neuberger Berman
  Investment Division                                      Advisers Management Trust
  Neuberger Berman Advisers Management Trust Partners      Class I of Partners Portfolio of Neuberger Berman Advisers
  Investment Division                                      Management Trust

If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford and Merrill Lynch prospectuses included in this FutureVantage-SM-Prospectus contain information relating to all of the funds they offer. Not all the funds in the Hartford and Merrill Lynch prospectuses are available to you. Please review this FutureVantage-SM- product prospectus for details regarding available funds (see "The Funds").

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).
--------------------------------------------------------------------------------

PROSPECTUS DATED: DECEMBER 15, 2003

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     7
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One              7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            9
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 10
----------------------------------------------------------------------
PREMIUMS                                                         11
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 12
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          14
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             14
----------------------------------------------------------------------
LOANS                                                            15
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          16
----------------------------------------------------------------------
TERMINATION OF POLICY                                            16
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             17
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          17
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            17
----------------------------------------------------------------------
OTHER MATTERS                                                    18
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       18
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  23
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                23
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        25
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              26
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

  - The Face Amount; and

  - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

  - The Face Amount plus the Cash Value; and

  - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.


INVESTMENT OPTIONS -- You may invest in up to 18 different Investment Divisions, available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. The Certificate is not intended to be a short-term savings vehicle. You should read the prospectuses for the Funds for information about the risks of each investment option.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer Investment Value between investment options.

MAXIMUM TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Sales Charge (1)                           When you pay premium.                      9% of the premium paid.
Premium Tax Charge                         When you pay premium.                      Generally, between 0% and 4% of any
                                                                                      premium you pay. The percentage we
                                                                                      deduct will vary by locale depending on
                                                                                      the tax rates in effect there.
Deferred Acquisition Cost Tax Charge       When you pay premium.                      1.25% of each premium you pay. We will
                                                                                      adjust the charge based on changes in
                                                                                      the applicable tax law.
Transfer Fees                              When you make a transfer after the 12th    $50 per transfer.
                                           transfer in any Coverage Year.
Partial Withdrawal Fee                     When you take a withdrawal.                $25 per partial withdrawal.

     (1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:


POLICY YEAR    CURRENT PERCENTAGE    MAXIMUM PERCENTAGE
   1-7              6.75%                    9%
    8+              4.75%                    7%

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges (1)              Monthly.                                   MINIMUM CHARGE
                                                                                      $0.16 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female medically
                                                                                      insured preferred non-smoker in the
                                                                                      first year.
                                                                                      MAXIMUM CHARGE
                                                                                      $329.96 per $1,000 of the net amount at
                                                                                      risk for a 95-year-old male in the first
                                                                                      year.
                                                                                      CHARGE FOR REPRESENTATIVE INSUREDS
                                                                                      $0.53 per $1,000 of the net amount at
                                                                                      risk for a 45-year-old male medically
                                                                                      insured standard non-smoker in the first
                                                                                      year.
Mortality and Expense Risk Charge          Daily.                                     On an annual basis, .65% of the value of
                                                                                      each Investment Division's assets.
Administrative Charge                      Monthly.                                   $10 per Coverage Month.
Rider Charges                              Monthly.                                   Currently no rider charges for this
                                                                                      product.
Loan Interest Rate                         Monthly if you have taken a loan on your   The maximum adjustable loan interest
                                           Certificate.                               rate is 5%.

     (1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the Certificate. The first table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.40%      1.12%
---------------------------------------------------------------------------------


                         ANNUAL FUND OPERATING EXPENSES
                       AS OF EACH FUND'S FISCAL YEAR END
                        (as a percentage of net assets)


                                                                                                          TOTAL OPERATING
                                                              MANAGEMENT                     OTHER           EXPENSES
                                                                 FEE                       EXPENSES         (AFTER ANY
                                                              (AFTER ANY                    (AFTER        WAIVERS AND/OR
                                                               WAIVERS)    12b-1 FEES   REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio: Class O Shares (1)             0.75%         N/A           0.10%             0.85%
-------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio: Class O
  Shares (1)                                                    0.85%         N/A           0.12%             0.97%
-------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund: Class IA                0.64%         N/A           0.05%             0.69%
-------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund: Class IA                                0.47%         N/A           0.04%             0.51%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value V.I. Fund: Class A                    0.60%         N/A           0.07%             0.67%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch American Balanced V.I. Fund: Class A              0.55%         N/A           0.11%             0.66%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Domestic Money Market V.I. Fund: Class A          0.50%         N/A           0.07%             0.57%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth V.I. Fund: Class A                  0.75%         N/A           0.15%             0.90%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Allocation V.I. Fund: Class A              0.65%         N/A           0.12%             0.77%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Utilities and Telecommunications V.I. Fund:
  Class A                                                       0.60%         N/A           0.15%             0.75%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Bond V.I. Fund: Class A                0.50%         N/A           0.08%             0.58%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Current Income V.I. Fund: Class A            0.48%         N/A           0.09%             0.57%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Index 500 V.I. Fund: Class A                      0.30%         N/A           0.10%             0.40%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Core Bond V.I. Fund: Class A                      0.43%         N/A           0.07%             0.50%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Core V.I. Fund: Class A                 0.46%         N/A           0.10%             0.56%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value V.I. Fund: Class A                0.75%         N/A           0.09%             0.84%
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Balanced
  Portfolio: Class I                                            0.85%         N/A           0.27%             1.12%
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Partners
  Portfolio: Class I                                            0.83%         N/A           0.08%             0.91%
-------------------------------------------------------------------------------------------------------------------------


(1) Operating expenses shown are for Class O Shares. The Alger American Growth Portfolio offers both Class O and Class S Shares. The classes differ only in that Class S Shares are subject to distribution and shareholder servicing fees, while Class O Shares are not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING       RATING               BASIS OF RATING
-----------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             3/10/03      A+          Financial strength
-----------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/31/02     AA-          Financial security characteristics
-----------------------------------------------------------------------------------------------------
 Fitch                                  10/30/02     AA           Claims paying ability
-----------------------------------------------------------------------------------------------------

ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours.


The Separate Account has 18 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.


THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

ALGER AMERICAN GROWTH PORTFOLIO: CLASS O SHARES -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater. (1)

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO: CLASS O SHARES -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index. (1)

HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital.

HARTFORD BOND HLS FUND: CLASS IA -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies.


MERRILL LYNCH BASIC VALUE V.I. FUND: CLASS A -- Seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.


MERRILL LYNCH AMERICAN BALANCED V.I. FUND: CLASS A -- Seeks a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND: CLASS A -- Seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

MERRILL LYNCH GLOBAL GROWTH V.I. FUND: CLASS A -- Seeks to achieve long-term growth of capital by investing in a diversified

(1) Fund description is for Class O Shares. The Alger American Fund offers both Class O and Class S Shares. The classes differ only in that Class S Shares are subject to distribution and shareholder servicing fees, while Class O Shares are not.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND: CLASS A -- Seeks a high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers.

MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS V.I. FUND: CLASS A -- Seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the investment adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

MERRILL LYNCH GOVERNMENT BOND V.I. FUND: CLASS A -- Seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND: CLASS A -- Seeks a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

MERRILL LYNCH INDEX 500 V.I. FUND: CLASS A -- Seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.

MERRILL LYNCH CORE BOND V.I. FUND: CLASS A -- Seeks a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

MERRILL LYNCH LARGE CAP CORE V.I. FUND: CLASS A -- Seeks high total investment return.

MERRILL LYNCH SMALL CAP VALUE V.I. FUND: CLASS A -- Seeks long-term growth of capital.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO: CLASS I -- Seeks growth of capital and reasonable current income without undue risk to principal. The portfolio invests primarily in equity securities of medium capitalization companies and fixed income securities from U.S. government and corporate issuers.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO: CLASS I -- Seeks capital growth by investing mainly in common stocks of established mid- to large-capitalization companies.

There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.


INVESTMENT ADVISERS -- The Alger American Fund is managed by Fred Alger Management, Inc., Hartford Capital Appreciation HLS Fund and Hartford Bond HLS Fund are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP and Hartford Investment Management Company serve as sub-investment advisers and provide day to day investment services. Merrill Lynch Variable Series Funds, Inc. is advised by Merrill Lynch Investment Managers, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., and Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to
Rule 12b-1 under the Investment Company Act of 1940.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a sales charge, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

SALES CHARGE -- The current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Sales charges cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

Each Monthly Deduction Amount will be deducted pro rata from each of the Investment Divisions, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge

We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge

The cost of insurance charge is equal to:

  - the cost of insurance rate per $1,000; multiplied by

  - the net amount at risk; divided by

  - $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

Because your Investment Value and death benefit may vary from month to month, the cost of insurance may also vary on each Processing Date. The cost of insurance depends on your Certificate's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investments performance, fees and charges assessed, rider charges, Certificate loans and changes to the Face Amount.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge

If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.
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Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. The minimum initial premium may not be less than $100,000. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement." Factors that determine the amount of any required premiums include the Face Amount, the death benefit option elected and charges and expenses.

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment, in accordance with state law requirements, at the end of the Valuation Day we receive the premium. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Merrill Lynch Domestic Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Merrill Lynch Domestic Money Market Investment Division if you selected it as an initial allocation option.

  We will allocate any additional premiums received prior to the expiration of the right to examine period to the Merrill Lynch Domestic Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions at the end of the Valuation Day we receive the premium, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Merrill Lynch Domestic Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the
Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the
Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation
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12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Period, less the daily deduction for the mortality and expense risks assumed by
us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

- Death Benefit Option A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

- Death Benefit Option B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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one of our payment options. If a payment option is not selected, Death Proceeds will be paid in a lump sum. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in the Face Amount.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.
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MAKING WITHDRAWALS FROM THE CERTIFICATE

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.


The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Policies, we currently only have the ability to restrict transfers into certain Funds and to limit the total Investment Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.


TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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- the Accumulation Unit value for that Investment Division determined on the
  Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is know as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Merrill Lynch Domestic Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Merrill Lynch Domestic Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate will not exceed 5% per year.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------
that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100, unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Federal Tax Considerations."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative expense charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies, as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

FINANCIAL STATEMENTS

Financial statements of the Registrant and Depositor may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

    International Corporate Marketing Group
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

FEDERAL TAX CONSIDERATIONS

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY

For federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 standards.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

We also believe that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.

The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although we believe that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the
Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA")
repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------
a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

SPLIT-DOLLAR LIFE INSURANCE ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intended to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlined the rules expected in such proposed regulations, and provided revised interim guidance for
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further IRS guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code
Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provided some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and stated that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 was unclear as to how current rules would apply to such arrangements, and stated that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

In July 2002 the IRS proposed the regulations referred in Notice 2002-8, and these regulations confirm that generally they would be effective only for arrangements entered into (or "materially modified") after the date on which these regulations are published in final form. The proposed regulations would define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where either (1) at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and the beneficiary of any death benefit amount is designated by the employee (or service provider) or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and the beneficiary of any death benefit amount is designated by the shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.

These proposed regulations also have rules that generally would designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner." Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. These proposed regulations also would require that the parties fully and consistently account for all amounts under either regime, and would provide for comparable or collateral rules for donor/donee and corporations/shareholder arrangements.

Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers who are U.S. Citizens or residents. Purchasers who are not
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to a life insurance policy purchase.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Merrill Lynch Domestic Money Market V.I. Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
summary judgment. The jury's award was based on the last two claims. On
August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the periods ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because
Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into a series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.
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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:

    International Corporate Marketing Group
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932

The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Copies of reports or other information filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07387
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                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

FUTUREVANTAGE-SM-
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.


DATE OF PROSPECTUS: DECEMBER 15, 2003


DATE OF STATEMENT OF ADDITIONAL INFORMATION: DECEMBER 15, 2003

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2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
 GENERAL INFORMATION AND HISTORY                                            3
 ------------------------------------------------------------------------------
 SERVICES                                                                   3
 ------------------------------------------------------------------------------
 EXPERTS                                                                    3
 ------------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                               3
 ------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                       4
 ------------------------------------------------------------------------------
 PERFORMANCE DATA                                                           5
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                      SA-1
 ------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS
--------------------------------------------------------------------------------


EXPERTS



The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.



We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered
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4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the Certificate's second Certificate Anniversary. Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2002: $137,604; 2001: $924,728; 2000: $289,806.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES CHARGE -- The Current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Sales charges cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates under circumstances which result in a saving of such sales and distribution expenses. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the participating employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the participating employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the participating employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of

STATEMENT OF ADDITIONAL INFORMATION                                            5
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insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to
Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount.
We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.
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6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

The following table shows the performance history of the underlying Funds of the Certificate as of the period indicated.

                                 FUTUREVANTAGE
                      UNDERLYING FUND PERFORMANCE HISTORY
                            AS OF DECEMBER 31, 2002


                                             FUND
                                          INCEPTION                                                                    SINCE
SUB-ACCOUNT                                  DATE         1 YEAR           3 YEAR           5 YEAR       10 YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio             1/8/1989          -33.43%          -20.96%          -0.70%    8.48%            11.33%
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization
 Portfolio                                 9/20/1988          -26.70%          -28.13%          -9.50%    0.64%             7.80%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS
 Fund -- Class IA                           4/2/1984          -20.22%           -6.03%           5.39%   11.60%            13.76%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA         8/31/1977            9.37%            9.53%           6.57%    6.76%             8.02%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value V.I. Fund:
 Class A                                    7/1/1993          -18.30%           -1.80%           4.38%     N/A              9.96%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch American Balanced V.I.
 Fund: Class A                              6/1/1988          -14.24%           -8.31%          -1.24%    4.38%             6.08%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Domestic Money Market V.I.
 Fund: Class A                             2/20/1992            0.82%            3.13%           3.62%    3.76%             3.70%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth V.I. Fund:
 Class A                                    6/5/1998          -28.20%          -22.60%            N/A      N/A             -7.83%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Allocation V.I.
 Fund: Class A                             2/28/1992           -8.74%           -9.47%          -0.65%    4.58%             4.41%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Utilities and
 Telecommunications V.I. Fund: Class A      7/1/1993          -19.29%          -12.60%          -1.64%     N/A              4.69%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Bond V.I. Fund:
 Class A                                    5/2/1994            9.07%            8.71%           6.26%     N/A              6.54%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Current Income V.I.
 Fund: Class A                             4/20/1982           -2.10%           -2.25%          -1.09%    4.19%             8.78%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Index 500 V.I. Fund:
 Class A                                  12/13/1996          -22.91%          -15.42%          -1.60%     N/A              3.58%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Core Bond V.I. Fund:
 Class A                                   4/20/1982            8.86%            8.04%           5.56%    6.09%             8.53%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Core V.I. Fund:
 Class A                                   4/20/1982          -17.52%          -12.08%           0.38%    7.16%            11.34%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value V.I. Fund:
 Class A                                   4/20/1982          -24.25%            3.67%           6.65%    9.90%             9.10%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management
 Trust Balanced Portfolio                  2/28/1989          -17.69%          -12.41%          -0.13%    4.57%             6.53%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management
 Trust Partners Portfolio                  3/23/1994          -24.63%          -10.04%          -4.27%     N/A              6.78%
---------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
FUTUREVANTAGE

We have audited the accompanying statements of assets and liabilities, of Hartford Life and Annuity Insurance Company, ("the Company"), ICMG Registered Variable Life Separate Account One FutureVantage comprising the Alger American Growth Investment Division, Alger American Small Capitalization Investment Division, Hartford Capital Appreciation Investment Division, Merrill Lynch Basic Value Focus Investment Division, Merrill Lynch Domestic Money Market Investment Division, Merrill Lynch Index 500 Investment Division, Merrill Lynch Large Cap Core Focus Investment Division, Merrill Lynch Utilities and Telecommunications Focus Investment Division, Neuberger Berman AMT Balanced Investment Division, and the Neuberger Berman AMT Partners Investment Division, as of December 31, 2002, and the related statements of operations for the year then ended and the statements of changes in net assets for the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life and Annuity Insurance Company, ICMG Registered Variable Life Separate Account One FutureVantage as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
FUTUREVANTAGE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One FutureVantage (Alger American Growth Investment, Alger American Small Capitalization Investment, Hartford Bond Investment, Hartford Capital Appreciation Investment, Mercury HW International Value VIP Investment, Merrill Lynch American Balanced Investment, Merrill Lynch Basic Value Focus Investment, Merrill Lynch Developing Capital Markets Focus Investment, Merrill Lynch Domestic Money Market Investment, Merrill Lynch Global Bond Focus Investment, Merrill Lynch Global Allocation Focus Investment, Merrill Lynch Utilities and Telecommunications Focus Investment, Merrill Lynch Government Bond Investment, Merrill Lynch Index 500 Fund Investment, Merrill Lynch International Equity Focus Investment, Merrill Lynch Core Bond Focus Investment, Merrill Lynch High Current Income Investment, Merrill Lynch Large Cap Core Focus Investment, Merrill Lynch Small Cap Value Focus Investment, Merrill Lynch Natural Resources Focus Investment, Merrill Lynch Capital Focus Investment, Merrill Lynch Global Growth Focus Investment, Merrill Lynch Large Cap Growth Focus Investment, Neuberger Berman AMT Partners Investment and Neuberger Berman AMT Balanced Investment) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations for the year then ended and the changes in their net assets for the periods presented in the three years then ended in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 FUTUREVANTAGE
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                           ALGER
                             ALGER        AMERICAN
                            AMERICAN       SMALL
                             GROWTH    CAPITALIZATION
                           INVESTMENT    INVESTMENT
                            DIVISION      DIVISION
                           ----------  --------------
ASSETS
  Investments
    Number of Shares.....        443           130
                           =========     =========
    Cost.................  $  20,620     $   5,721
                           =========     =========
    Market Value.........  $  10,918     $   1,590
  Receivable from
   Hartford Life and
   Annuity Insurance
   Company...............         10       --
  Receivable on fund
   shares sold...........     --           --
  Other assets...........     --                18
                           ---------     ---------
  Total Assets...........     10,928         1,608
                           ---------     ---------
LIABILITIES
  Payable to Hartford
   Life and Annuity
   Insurance Company.....          9             1
  Payable on fund shares
   sold..................     --           --
  Other liabilities......     --           --
                           ---------     ---------
  Total Liabilities......          9             1
                           ---------     ---------
NET ASSETS (variable life
 contract liabilities)...  $  10,919     $   1,607
                           =========     =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........      1,183           266
  Unit price*............  $9.228252     $6.050937

  *  Rounded unit prices

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                                       MERRILL LYNCH
                             HARTFORD    MERRILL LYNCH  MERRILL LYNCH                 MERRILL LYNCH    UTILITIES AND
                             CAPITAL      BASIC VALUE     DOMESTIC     MERRILL LYNCH    LARGE CAP    TELECOMMUNICATIONS
                           APPRECIATION      FOCUS      MONEY MARKET     INDEX 500     CORE FOCUS          FOCUS
                            INVESTMENT    INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        INVESTMENT
                             DIVISION      DIVISION       DIVISION       DIVISION       DIVISION          DIVISION
                           ------------  -------------  -------------  -------------  -------------  ------------------
ASSETS
  Investments
    Number of Shares.....          622         2,617        118,587            938            530              344
                            ==========    ==========     ==========      =========     ==========        =========
    Cost.................   $   35,088    $   36,462     $  118,587      $  12,958     $   18,516        $   3,993
                            ==========    ==========     ==========      =========     ==========        =========
    Market Value.........   $   19,713    $   28,399     $  118,587      $  10,458     $   10,251        $   2,172
  Receivable from
   Hartford Life and
   Annuity Insurance
   Company...............           30       --                 248        --             --              --
  Receivable on fund
   shares sold...........      --            --             --             --             --              --
  Other assets...........      --                  9        --                  15             12         --
                            ----------    ----------     ----------      ---------     ----------        ---------
  Total Assets...........       19,743        28,408        118,835         10,473         10,263            2,172
                            ----------    ----------     ----------      ---------     ----------        ---------
LIABILITIES
  Payable to Hartford
   Life and Annuity
   Insurance Company.....      --                224        --                  90            862               36
  Payable on fund shares
   sold..................           29       --             --             --             --              --
  Other liabilities......            2       --             --             --             --              --
                            ----------    ----------     ----------      ---------     ----------        ---------
  Total Liabilities......           31           224        --                  90            862               36
                            ----------    ----------     ----------      ---------     ----------        ---------
NET ASSETS (variable life
 contract liabilities)...   $   19,712    $   28,184     $  118,835      $  10,383     $    9,401        $   2,136
                            ==========    ==========     ==========      =========     ==========        =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........        1,548         2,355          9,995          1,166            933              236
  Unit price*............   $12.737277    $11.965912     $11.889560      $8.904221     $10.081535        $9.058275


                           NEUBERGER BERMAN
                             AMT PARTNERS
                              INVESTMENT
                               DIVISION
                           ----------------
ASSETS
  Investments
    Number of Shares.....           921
                              =========
    Cost.................     $  17,237
                              =========
    Market Value.........     $  10,497
  Receivable from
   Hartford Life and
   Annuity Insurance
   Company...............       --
  Receivable on fund
   shares sold...........       --
  Other assets...........       --
                              ---------
  Total Assets...........        10,497
                              ---------
LIABILITIES
  Payable to Hartford
   Life and Annuity
   Insurance Company.....            27
  Payable on fund shares
   sold..................       --
  Other liabilities......       --
                              ---------
  Total Liabilities......            27
                              ---------
NET ASSETS (variable life
 contract liabilities)...     $  10,470
                              =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........         1,321
  Unit price*............     $7.925319

  *  Rounded unit prices

_____________________________________ SA-5 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 FUTUREVANTAGE
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                           ALGER
                             ALGER        AMERICAN
                            AMERICAN       SMALL
                             GROWTH    CAPITALIZATION
                           INVESTMENT    INVESTMENT
                            DIVISION      DIVISION
                           ----------  --------------
INVESTMENT INCOME:
  Dividends..............   $     7       $--
                            -------       --------
EXPENSES:
  Mortality and expense
   risk undertakings.....      (103)          (167)
                            -------       --------
    Net investment income
     (loss)..............       (96)          (167)
                            -------       --------
CAPITAL GAIN INCOME......     --           --
                            -------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (1,417)       (93,974)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (5,319)        82,514
                            -------       --------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    (6,736)       (11,460)
                            -------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(6,832)      $(11,627)
                            =======       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                                       MERRILL LYNCH
                             HARTFORD    MERRILL LYNCH  MERRILL LYNCH                 MERRILL LYNCH    UTILITIES AND
                             CAPITAL      BASIC VALUE     DOMESTIC     MERRILL LYNCH    LARGE CAP    TELECOMMUNICATIONS
                           APPRECIATION      FOCUS      MONEY MARKET     INDEX 500     CORE FOCUS          FOCUS
                            INVESTMENT    INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        INVESTMENT
                             DIVISION      DIVISION       DIVISION       DIVISION       DIVISION          DIVISION
                           ------------  -------------  -------------  -------------  -------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $    195       $   327         $ 784         $   154        $    92           $  86
                             --------       -------         -----         -------        -------           -----
EXPENSES:
  Mortality and expense
   risk undertakings.....        (445)         (246)         (363)           (104)           (91)            (16)
                             --------       -------         -----         -------        -------           -----
    Net investment income
     (loss)..............        (250)           81           421              50              1              70
                             --------       -------         -----         -------        -------           -----
CAPITAL GAIN INCOME......      --               430        --              --             --                  52
                             --------       -------         -----         -------        -------           -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (62,701)       (2,498)       --              (2,179)          (708)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      38,537        (6,496)       --              (2,567)        (2,019)           (640)
                             --------       -------         -----         -------        -------           -----
    Net realized and
     unrealized gain
     (loss) on
     investments.........     (24,164)       (8,994)       --              (4,746)        (2,727)           (640)
                             --------       -------         -----         -------        -------           -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(24,414)      $(8,483)        $ 421         $(4,696)       $(2,726)          $(518)
                             ========       =======         =====         =======        =======           =====


                           NEUBERGER BERMAN  NEUBERGER BERMAN
                             AMT BALANCED      AMT PARTNERS
                              INVESTMENT        INVESTMENT
                               DIVISION          DIVISION
                           ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $  23            $    65
                                -----            -------
EXPENSES:
  Mortality and expense
   risk undertakings.....          (5)               (80)
                                -----            -------
    Net investment income
     (loss)..............          18                (15)
                                -----            -------
CAPITAL GAIN INCOME......      --                --
                                -----            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (859)               (33)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         665             (3,405)
                                -----            -------
    Net realized and
     unrealized gain
     (loss) on
     investments.........        (194)            (3,438)
                                -----            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(176)           $(3,453)
                                =====            =======

_____________________________________ SA-7 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                           ALGER
                             ALGER        AMERICAN
                            AMERICAN       SMALL
                             GROWTH    CAPITALIZATION
                           INVESTMENT    INVESTMENT
                            DIVISION      DIVISION
                           ----------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $    (96)     $   (167)
  Capital gain income....     --           --
  Net realized gain
   (loss) on security
   transactions..........     (1,417)      (93,974)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (5,319)       82,514
                            --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $ (6,832)     $(11,627)
                            --------      --------
UNIT TRANSACTIONS:
  Net Transfers..........     (1,941)      (36,650)
  Surrenders.............     (1,247)      --
  Administrative fee.....        (20)          (15)
  Cost of insurance......       (258)         (545)
  Other activity.........          9            24
                            --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (3,457)      (37,186)
                            --------      --------
  Total increase
   (decrease) in net
   assets................    (10,289)      (48,813)
NET ASSETS:
  Beginning of period....     21,208        50,420
                            --------      --------
  End of period..........   $ 10,919      $  1,607
                            ========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                                       MERRILL LYNCH
                             HARTFORD    MERRILL LYNCH  MERRILL LYNCH                 MERRILL LYNCH    UTILITIES AND
                             CAPITAL      BASIC VALUE     DOMESTIC     MERRILL LYNCH    LARGE CAP    TELECOMMUNICATIONS
                           APPRECIATION      FOCUS      MONEY MARKET     INDEX 500     CORE FOCUS          FOCUS
                            INVESTMENT    INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        INVESTMENT
                             DIVISION      DIVISION       DIVISION       DIVISION       DIVISION          DIVISION
                           ------------  -------------  -------------  -------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $    (250)     $     81       $    421       $     50        $     1           $   70
  Capital gain income....      --               430         --             --             --                   52
  Net realized gain
   (loss) on security
   transactions..........     (62,701)       (2,498)        --             (2,179)          (708)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      38,537        (6,496)        --             (2,567)        (2,019)            (640)
                            ---------      --------       --------       --------        -------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $ (24,414)     $ (8,483)      $    421       $ (4,696)       $(2,726)          $ (518)
                            ---------      --------       --------       --------        -------           ------
UNIT TRANSACTIONS:
  Net Transfers..........     (71,843)       (2,987)       120,365         (4,363)        (2,581)         --
  Surrenders.............      (2,419)       (5,698)        (6,036)        (1,461)        (1,877)         --
  Administrative fee.....         (53)          (66)           (74)           (34)           (26)              (6)
  Cost of insurance......      (1,335)         (532)        (1,879)          (239)          (207)             (18)
  Other activity.........          (7)           81            (31)            34             78                5
                            ---------      --------       --------       --------        -------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (75,657)       (9,202)       112,345         (6,063)        (4,613)             (19)
                            ---------      --------       --------       --------        -------           ------
  Total increase
   (decrease) in net
   assets................    (100,071)      (17,685)       112,766        (10,759)        (7,339)            (537)
NET ASSETS:
  Beginning of period....     119,783        45,869          6,069         21,142         16,740            2,673
                            ---------      --------       --------       --------        -------           ------
  End of period..........   $  19,712      $ 28,184       $118,835       $ 10,383        $ 9,401           $2,136
                            =========      ========       ========       ========        =======           ======


                           NEUBERGER BERMAN  NEUBERGER BERMAN
                             AMT BALANCED      AMT PARTNERS
                              INVESTMENT        INVESTMENT
                               DIVISION          DIVISION
                           ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $    18           $   (15)
  Capital gain income....      --                --
  Net realized gain
   (loss) on security
   transactions..........         (859)              (33)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          665            (3,405)
                               -------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      $  (176)          $(3,453)
                               -------           -------
UNIT TRANSACTIONS:
  Net Transfers..........      --                --
  Surrenders.............         (816)          --
  Administrative fee.....           (3)               (9)
  Cost of insurance......           (8)             (192)
  Other activity.........           (2)                2
                               -------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (829)             (199)
                               -------           -------
  Total increase
   (decrease) in net
   assets................       (1,005)           (3,652)
NET ASSETS:
  Beginning of period....        1,005            14,122
                               -------           -------
  End of period..........      $--               $10,470
                               =======           =======

_____________________________________ SA-9 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                           ALGER
                             ALGER        AMERICAN
                            AMERICAN       SMALL
                             GROWTH    CAPITALIZATION
                           INVESTMENT    INVESTMENT
                            DIVISION      DIVISION
                           ----------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $    (82)     $   (318)
  Capital gains income...      1,991       --
  Net realized gain
   (loss) on security
   transactions..........     (2,386)       (3,223)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,122)      (16,048)
                            --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (2,599)      (19,589)
                            --------      --------
UNIT TRANSACTIONS:
  Purchases..............      6,455        10,011
  Net transfers..........     --           --
  Surrenders.............    (10,000)      (10,000)
  Cost of insurance and
   other fees............       (267)         (931)
  Other activity.........     (5,378)          (22)
                            --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (9,190)         (942)
                            --------      --------
  Net increase (decrease)
   in net assets.........    (11,789)      (20,531)
NET ASSETS:
  Beginning of period....     32,997        70,951
                            --------      --------
  End of period..........   $ 21,208      $ 50,420
                            ========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                         HARTFORD    MERRILL LYNCH  MERRILL LYNCH  MERRILL LYNCH                   MERRILL LYNCH
                            HARTFORD     CAPITAL      BASIC VALUE     CORE BOND      DOMESTIC      MERRILL LYNCH   HIGH CURRENT
                              BOND     APPRECIATION      FOCUS          FOCUS      MONEY MARKET   GOVERNMENT BOND     INCOME
                           INVESTMENT   INVESTMENT    INVESTMENT     INVESTMENT     INVESTMENT      INVESTMENT      INVESTMENT
                            DIVISION     DIVISION      DIVISION       DIVISION*      DIVISION        DIVISION        DIVISION
                           ----------  ------------  -------------  -------------  -------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $    (11)    $     14      $    156       $    114       $    277        $    101        $    168
  Capital gains income...     --           32,912         1,894         --             --             --               --
  Net realized gain
   (loss) on security
   transactions..........        700          248           152           (506)        --                 (53)         (2,970)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (494)     (41,763)         (693)           515         --                  53           3,486
                            --------     --------      --------       --------       --------        --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        195       (8,589)        1,509            123            277             101             684
                            --------     --------      --------       --------       --------        --------        --------
UNIT TRANSACTIONS:
  Purchases..............     --           17,452        11,027         --             --             --               --
  Net transfers..........     --           --            --             --             --             --               --
  Surrenders.............    (10,000)     (10,000)      (10,000)       (10,000)       (10,000)        (10,000)        (10,000)
  Cost of insurance and
   other fees............     --           (2,043)         (523)        --                (74)        --               --
  Other activity.........     (1,694)      (7,229)       (4,344)        (1,366)        (1,507)         (1,639)            109
                            --------     --------      --------       --------       --------        --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (11,694)      (1,820)       (3,840)       (11,366)       (11,581)        (11,639)         (9,891)
                            --------     --------      --------       --------       --------        --------        --------
  Net increase (decrease)
   in net assets.........    (11,499)     (10,409)       (2,331)       (11,243)       (11,304)        (11,538)         (9,207)
NET ASSETS:
  Beginning of period....     11,499      130,192        48,200         11,243         17,373          11,538           9,207
                            --------     --------      --------       --------       --------        --------        --------
  End of period..........   $ --         $119,783      $ 45,869       $ --           $  6,069        $--             $ --
                            ========     ========      ========       ========       ========        ========        ========

  * Formerly Merrill Lynch Prime Bond Investment Division. Change effective on May 1, 2001.

_____________________________________ SA-11 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                                          MERRILL LYNCH
                           MERRILL LYNCH    LARGE CAP
                             INDEX 500     CORE FOCUS
                            INVESTMENT     INVESTMENT
                             DIVISION      DIVISION**
                           -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $     66       $     29
  Capital gains income...      --                  1
  Net realized gain
   (loss) on security
   transactions..........        (939)        (2,259)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (2,263)           247
                             --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (3,136)        (1,982)
                             --------       --------
UNIT TRANSACTIONS:
  Purchases..............       5,200          4,214
  Net transfers..........      --             --
  Surrenders.............     (10,000)       (10,000)
  Cost of insurance and
   other fees............        (280)          (206)
  Other activity.........      (2,512)        (2,365)
                             --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (7,592)        (8,357)
                             --------       --------
  Net increase (decrease)
   in net assets.........     (10,728)       (10,339)
NET ASSETS:
  Beginning of period....      31,870         27,079
                             --------       --------
  End of period..........    $ 21,142       $ 16,740
                             ========       ========

 ** Formerly Merrill Lynch Quality Equity Investment Division. Change effective on May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             MERRILL LYNCH    MERRILL LYNCH    MERRILL LYNCH     MERRILL LYNCH  MERRILL LYNCH  MERRILL LYNCH
                           NATURAL RESOURCES    SMALL CAP    TELECOMMUNICATIONS  INTERNATIONAL    AMERICAN     GLOBAL GROWTH
                                 FOCUS         VALUE FOCUS         FOCUS           VALUE VIP      BALANCED         FOCUS
                              INVESTMENT       INVESTMENT        INVESTMENT       INVESTMENT     INVESTMENT     INVESTMENT
                               DIVISION         DIVISION          DIVISION         DIVISION       DIVISION       DIVISION
                           -----------------  -------------  ------------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $    (13)        $    (14)         $     46         $    (17)      $    (11)      $    (16)
  Capital gains income...       --                     3                80           --             --             --
  Net realized gain
   (loss) on security
   transactions..........         4,458               57            (3,747)             382         (2,599)        (1,271)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (4,576)             544             3,025           (1,088)         2,013           (193)
                               --------         --------          --------         --------       --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (131)             590              (596)            (723)          (597)        (1,480)
                               --------         --------          --------         --------       --------       --------
UNIT TRANSACTIONS:
  Purchases..............       --                --                   986           --             --             --
  Net transfers..........       --                --              --                 --             --             --
  Surrenders.............       (10,000)         (10,000)          (10,000)         (10,000)       (10,000)       (10,000)
  Cost of insurance and
   other fees............       --                --                   (22)          --             --             --
  Other activity.........        (4,454)          (4,256)           (2,798)            (463)        (1,164)           427
                               --------         --------          --------         --------       --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (14,454)         (14,256)          (11,834)         (10,463)       (11,164)        (9,573)
                               --------         --------          --------         --------       --------       --------
  Net increase (decrease)
   in net assets.........       (14,585)         (13,666)          (12,430)         (11,186)       (11,761)       (11,053)
NET ASSETS:
  Beginning of period....        14,585           13,666            15,103           11,186         11,761         11,053
                               --------         --------          --------         --------       --------       --------
  End of period..........      $--              $ --              $  2,673         $ --           $ --           $ --
                               ========         ========          ========         ========       ========       ========

 ** Formerly Merrill Lynch Quality Equity Investment Division. Change effective on May 1, 2001.

_____________________________________ SA-13 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 FUTUREVANTAGE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2001

                           MERRILL LYNCH  MERRILL LYNCH
                             LARGE CAP    INTERNATIONAL
                           GROWTH FOCUS   EQUITY FOCUS
                            INVESTMENT     INVESTMENT
                             DIVISION       DIVISION
                           -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $    (13)      $    (11)
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........      (1,319)          (350)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         179           (395)
                             --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,153)          (756)
                             --------       --------
UNIT TRANSACTIONS:
  Purchases..............      --             --
  Net transfers..........      --             --
  Surrenders.............     (10,000)       (10,000)
  Cost of insurance and
   other fees............      --             --
  Other activity.........       1,195           (732)
                             --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (8,805)       (10,732)
                             --------       --------
  Net increase (decrease)
   in net assets.........      (9,958)       (11,488)
NET ASSETS:
  Beginning of period....       9,958         11,488
                             --------       --------
  End of period..........    $ --           $ --
                             ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                MERRILL LYNCH
                             MERRILL LYNCH     MERRILL LYNCH    UTILITIES AND     MERRILL LYNCH
                           DEVELOPING CAPITAL   GLOBAL BOND   GLOBAL ALLOCATION  BALANCED CAPITAL  NEUBERGER BERMAN
                             MARKETS FOCUS         FOCUS            FOCUS             FOCUS          AMT PARTNERS
                               INVESTMENT       INVESTMENT       INVESTMENT         INVESTMENT        INVESTMENT
                                DIVISION         DIVISION        DIVISION***         DIVISION          DIVISION
                           ------------------  -------------  -----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $     (9)        $     56         $    (11)          $    (16)         $    (37)
  Capital gains income...       --                 --              --                 --                    342
  Net realized gain
   (loss) on security
   transactions..........         (1,169)          (1,521)          (2,339)              (929)             (388)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          1,597            1,287            1,746                237              (400)
                                --------         --------         --------           --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            419             (178)            (604)              (708)             (483)
                                --------         --------         --------           --------          --------
UNIT TRANSACTIONS:
  Purchases..............       --                 --              --                 --                  4,841
  Net transfers..........       --                 --              --                 --                --
  Surrenders.............        (10,000)         (10,000)         (10,000)           (10,000)          (10,000)
  Cost of insurance and
   other fees............       --                 --              --                 --                   (156)
  Other activity.........          1,011              110             (908)               505              (719)
                                --------         --------         --------           --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (8,989)          (9,890)         (10,908)            (9,495)           (6,034)
                                --------         --------         --------           --------          --------
  Net increase (decrease)
   in net assets.........         (8,570)         (10,068)         (11,512)           (10,203)           (6,517)
NET ASSETS:
  Beginning of period....          8,570           10,068           11,512             10,203            20,639
                                --------         --------         --------           --------          --------
  End of period..........       $--              $ --             $--                $--               $ 14,122
                                ========         ========         ========           ========          ========


                           NEUBERGER BERMAN
                             AMT BALANCED
                              INVESTMENT
                               DIVISION
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $     (1)
  Capital gains income...           361
  Net realized gain
   (loss) on security
   transactions..........        (1,855)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            76
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,419)
                               --------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........       --
  Surrenders.............       (10,000)
  Cost of insurance and
   other fees............           (13)
  Other activity.........        (2,692)
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (12,705)
                               --------
  Net increase (decrease)
   in net assets.........       (14,124)
NET ASSETS:
  Beginning of period....        15,129
                               --------
  End of period..........      $  1,005
                               ========

*** Formerly Merrill Lynch Global Strategy Focus Investment Division. Change effective on May 1, 2001.

_____________________________________ SA-15 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 FUTUREVANTAGE
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One, FutureVantage ("the Account"), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of ten Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance policyholders of the Company in various mutual funds ("the Funds"), as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America and in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

   b) MORTALITY AND EXPENSE RISK UNDERTAKINGS--The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

   c) ADMINISTRATIVE AND ISSUE CHARGES--The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these expenses at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

   d) DEDUCTION OF OTHER FEES--In accordance with the terms of the policies, the Company makes deductions for state premium taxes, generally between 0% and 4% of premiums paid, and other charges. In addition, there is a Deferred Acquisition Cost Tax charge equal to 1.25% of each premium paid. These charges are deducted through termination of units of interest from applicable policyowners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

_____________________________________ SA-16 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 FUTUREVANTAGE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                          PURCHASES   PROCEEDS
FUND                                       AT COST   FROM SALES
----                                      ---------  ----------
Alger American Growth Investment
 Division...............................  $     11    $  3,566
Alger American Small Capitalization
 Investment Division....................        16      37,372
Hartford Capital Appreciation Investment
 Division...............................       195      76,102
Merrill Lynch Basic Value Investment
 Division...............................       756       9,255
Merrill Lynch Domestic Money Market
 Investment Division....................   120,676       8,260
Merrill Lynch Index 500 Investment
 Division...............................       154       6,090
Merrill Lynch Large Cap Core Focus
 Investment Division....................        92       3,847
Merrill Lynch Utilities and
 Telecommunications Focus Investment
 Division...............................       138      --
Neuberger Berman AMT Balanced Investment
 Division...............................        23         833
Neuberger Berman AMT Partners Investment
 Division...............................        65         251
                                          --------    --------
                                          $122,126    $145,576
                                          ========    ========

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the years ended December 31, 2002 was as follows:

                                                          NET
                                     UNITS    UNITS     INCREASE
FUND                                 ISSUED  REDEEMED  (DECREASE)
----                                 ------  --------  ----------
Alger American Growth Investment
 Division..........................    --        347        (347)
Alger American Small Capitalization
 Investment Division...............    --      5,842      (5,842)
Hartford Capital Appreciation HLS
 Fund, Inc.........................    --      5,955      (5,955)
Merrill Lynch Basic Value
 Investment Division...............    --        763        (763)
Merrill Lynch Domestic Money Market
 Investment Division...............  10,153      701       9,452
Merrill Lynch Index 500 Investment
 Division..........................    --        658        (658)
Merrill Lynch Large Cap Core Focus
 Investment Division...............    --        354        (354)
Neuberger Berman AMT Balanced
 Investment Division...............    --         84         (84)
Neuberger Berman AMT Partners
 Investment Division...............    --         20         (20)

_____________________________________ SA-17 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 FUTUREVANTAGE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                INVESTMENT
                                             UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS  FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----  -----------  --------------  -------  ----------  -----------
ALGER AMERICAN GROWTH INVESTMENT DIVISION
  2002  Lowest contract charges    1,183  $ 9.228252      $ 10,919       0.65%       0.04%      (33.43)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
  2001  Lowest contract charges    1,530   13.861719        21,208       0.64%       0.20%      (12.39)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
ALGER AMERICAN SMALL CAPITALIZATION INVESTMENT DIVISION
  2002  Lowest contract charges      266    6.050937         1,607       0.66%       0.00%      (26.70)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
  2001  Lowest contract charges    6,108    8.255340        50,420       0.64%       0.05%      (29.97)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
HARTFORD CAPITAL APPRECIATION INVESTMENT DIVISION
  2002  Lowest contract charges    1,548   12.737277        19,712       0.65%       0.29%      (20.22)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
  2001  Lowest contract charges    7,503   15.965530       119,783       0.64%       0.66%       (7.54)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
MERRILL LYNCH BASIC VALUE INVESTMENT DIVISION
  2002  Lowest contract charges    2,355   11.965912        28,184       0.65%       0.87%      (18.30)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
  2001  Lowest contract charges    3,132   14.646220        45,869       0.64%       1.06%        3.58%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
MERRILL LYNCH DOMESTIC MONEY MARKET INVESTMENT DIVISION
  2002  Lowest contract charges    9,995   11.889560       118,835       0.65%       1.30%        0.82%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
  2001  Lowest contract charges      515   11.792384         6,069       0.65%       4.20%        3.24%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
MERRILL LYNCH INDEX 500 INVESTMENT DIVISION
  2002  Lowest contract charges    1,166    8.904221        10,383       0.65%       0.96%      (22.91)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
  2001  Lowest contract charges    1,831   11.549675        21,142       0.64%       0.99%      (12.85)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --

_____________________________________ SA-18 ____________________________________

                                                                                INVESTMENT
                                             UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS  FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----  -----------  --------------  -------  ----------  -----------
MERRILL LYNCH LARGE CAP CORE FOCUS INVESTMENT DIVISION
  2002  Lowest contract charges      933  $10.081535      $  9,401       0.65%       0.66%      (17.52)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
  2001  Lowest contract charges    1,370   12.223064        16,740       0.64%       0.84%       (7.99)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS FOCUS INVESTMENT DIVISION
  2002  Lowest contract charges      236    9.058275         2,136       0.66%       3.65%      (19.29)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
  2001  Lowest contract charges      238   11.223734         2,673       0.64%       1.88%      (14.41)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
NEUBERGER BERMAN AMT PARTNERS INVESTMENT DIVISION
  2002  Lowest contract charges    1,321    7.925319        10,470       0.65%       0.53%      (24.63)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --
  2001  Lowest contract charges    1,343   10.515854        14,122       0.64%       0.32%       (3.46)%
        Highest contract charges    --        --           --            --        --           --
        Remaining contract
        charges                     --        --           --            --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund Investment Divisions and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-19 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheet of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory balance sheet of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the two years then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2002, or the results of its operations or its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheet of Hartford Life and Annuity Insurance Company as of December 31, 2002, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory financial statements, the Company effective January 1, 2001 adopted certain statutory accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2003

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 4,928,629   $ 2,639,950
   Common and Preferred Stocks                             17,393        16,753
   Mortgage Loans                                         137,595       180,043
   Real Estate                                             25,312        24,614
   Policy Loans                                           266,756       250,220
   Cash and Short-Term Investments                        485,025       421,764
   Other Invested Assets                                   16,950        39,622
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     5,877,660     3,572,966
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       64,019        48,172
   Federal Income Taxes Recoverable                        33,035       157,532
   Deferred Tax Asset                                      29,910        54,720
   Other Assets                                           433,080        98,497
   Separate Account Assets                             35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,131,338   $ 4,346,336
   Liability for Deposit Type Contracts                    59,240        42,394
   Policy and Contract Claim Liabilities                   33,856        30,507
   Asset Valuation Reserve                                    270            --
   Payable to Affiliates                                   26,707        32,072
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,227,985)   (1,485,727)
   Other Liabilities                                      826,009       295,090
   Separate Account Liabilities                        35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    41,769,303    45,206,217
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,221,883       986,883
   Unassigned Funds                                      (636,114)     (318,168)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       588,269       671,215
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2002         2001          2000
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $4,626,830   $12,741,782   $  772,847
   Considerations for Supplementary Contracts with
    Life Contingencies                                       123        33,695           31
   Annuity and Other Fund Deposits                            --            --    4,201,953
   Net Investment Income                                 241,414       188,799      107,937
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    197,594        78,607      121,671
   Reserve Adjustment on Reinsurance Ceded             3,403,682       600,569    1,287,942
   Fee Income                                            829,267       817,436      827,674
   Other Revenues                                         10,367         6,435        2,751
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    9,309,277    14,467,323    7,322,806
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                            215,874       174,288       57,001
   Disability and Other Benefits                          11,926        11,296        5,827
   Surrenders and Other Fund Withdrawals               4,743,944     4,142,327    3,567,723
   Commissions                                           583,605     1,222,698      490,630
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                       1,785,002     2,147,722       57,316
   Decrease in Liability for Premium and Other
    Deposit Funds                                             --            --     (403,594)
   General Insurance Expenses                            341,349       330,636      253,565
   Net Transfers to Separate Accounts                  2,298,625     2,613,765    3,218,126
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             (522,245)    4,591,861           --
   Other Expenses                                         22,715        78,503       26,782
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    9,480,795    15,313,096    7,273,376
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                        (171,518)     (845,773)      49,430
   Federal Income Tax (Benefit) Expense                   28,712      (196,458)      24,549
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS     (200,230)     (649,315)      24,881
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                (56,843)      (10,238)      (2,922)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $ (257,073)  $  (659,553)  $   21,959
 ------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                         2002        2001        2000
 --------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 --------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $   2,500   $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning of Year                                     986,883     226,043    226,043
   Capital Contribution                                  235,000     760,840         --
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,221,883     986,883    226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (318,168)    310,720    294,333

   Net Income                                           (257,073)   (659,553)    21,959
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,421)    (22,085)    (4,653)
   Change in Net Deferred Income Tax                     191,399     209,019         --
   Change in Reserve Valuation Basis                          --     (11,721)     5,711
   Change in Asset Valuation Reserve                        (270)      2,743      2,192
   Change in Non-Admitted Assets                        (210,628)   (154,455)    (3,646)
   Change in Liability for Reinsurance in
    Unauthorized Companies                               (36,953)         (2)        --
   Cummulative Effect of Change in Accounting
    Principles                                                --       7,166         --
   Credit on Reinsurance Ceded                                --          --     (5,176)
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (636,114)   (318,168)   310,720
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $  588,269   $ 671,215   $539,263
 --------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                            FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                             2002         2001         2000
------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $ 4,627,995  $12,732,469  $4,969,266
  Net Investment Income                       242,062      166,707     106,844
  Fee Income                                  829,267      817,436     827,674
  Commissions and Expense Allowances on
   Reinsurance Ceded                        3,601,276      679,177   1,403,553
  Other Income                                  5,771       36,949         179
                                          -----------  -----------  ----------
    Total Income                            9,306,371   14,432,738   7,307,516
                                          -----------  -----------  ----------
  Benefits Paid                             4,795,021    4,289,455   3,628,860
  Federal Income Tax (Recoveries)
   Payments                                  (108,177)     (58,363)     74,791
  Net Transfers to Separate Accounts        2,040,883    2,640,961   3,289,217
  MODCO Adjustment on Reinsurance
   Assumed                                   (522,245)   4,591,861          --
  Other Expenses                              967,922    1,637,963     789,601
                                          -----------  -----------  ----------
    Total Benefits and Expenses             7,173,404   13,101,877   7,782,469
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    2,132,967    1,330,861    (474,953)
------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     1,623,364    1,286,296     731,046
  Common and Preferred Stocks                      35       14,354         979
  Mortgage Loans                               42,133       57,353      33,304
  Other                                       134,912       12,690       1,718
                                          -----------  -----------  ----------
    Total Investment Proceeds               1,800,444    1,370,693     767,047
                                          -----------  -----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,956,463    2,753,242     454,987
  Common and Preferred Stocks                     842       14,246         484
  Mortgage Loans                                  225      203,177       3,881
  Real Estate                                   1,292       25,000          --
  Other                                            --       40,467          --
                                          -----------  -----------  ----------
    Total Investments Acquired              3,958,822    3,036,132     459,352
                                          -----------  -----------  ----------
  Net Increase in Policy Loans                 16,536      169,425      21,366
------------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(2,174,914) $(1,834,864) $  286,329
------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        235,000      760,840          --
  Net other cash provided (used)             (129,792)      99,401     (13,429)
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      105,208      860,241     (13,429)
------------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                      63,261      356,238    (202,053)
  Cash and Short-Term Investments,
   Beginning of Year                          421,764       65,526     267,579
------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   485,025  $   421,764  $   65,526
------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 most of which were recorded as premiums and considerations in 2001.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2002              2001              2000
                                                                -----------------------------------------------
GAAP Net Income                                                 $   191,548       $   214,610       $   140,954
Deferral and amortization of policy acquisition costs,
 net                                                               (337,657)         (308,546)         (218,151)
Change in unearned revenue reserve                                   71,208            59,132            54,255
Deferred taxes                                                      (50,834)          180,625            27,039
Separate account expense allowance                                 (279,761)         (110,911)           71,092
Benefit reserve adjustment                                          155,196           (13,199)          (70,248)
Prepaid reinsurance premium                                          (8,564)           (6,944)           (3,007)
Ceding commission on reinsurance assumed                                 --          (670,507)               --
Other, net                                                            1,791            (3,813)           20,025
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (257,073)      $  (659,553)      $    21,959
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,242,347       $ 1,794,936       $   826,049
Deferred policy acquisition costs                                (3,289,010)       (3,033,841)       (2,105,975)
Unearned revenue reserve                                            297,759           229,194           150,220
Deferred taxes                                                      341,130           366,265           181,027
Separate account expense allowance                                1,243,867         1,521,026         1,469,122
Unrealized (gains) losses on investments                           (178,951)          (31,612)          (13,933)
Benefit reserve adjustment                                          300,515            24,334            16,574
Asset valuation reserve                                                (270)               --            (2,743)
Interest maintenance reserve                                        (25,702)          (25,448)               --
Prepaid reinsurance premium                                         (26,243)          (17,679)          (10,735)
Goodwill                                                           (170,100)         (173,704)               --
Statutory voluntary reserve                                              --                --            (6,286)
Reinsurance ceded                                                  (189,436)             (382)
Other, net                                                           42,363            18,126            35,943
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   588,269       $   671,215       $   539,263
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2002 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,548         0.0%
At book value, less current surrender charge of 5% or more             2,469,598         6.5%
At market value                                                       33,457,570        88.1%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          35,929,716        94.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,791,484         4.8%
Not subject to discretionary withdrawal:                                 241,487         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          37,962,687       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $37,762,687         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized costand are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26, Bonds, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a fixed income or equity security is other than temporary, the security is deemed to be impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its securitized financial asset are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include, but are not limited to: a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, any cost or consideration received at the inception of a contract is adjusted into the basis of the applicable asset or liability and amortized over the asset or liability life. Income is accounted for on an earned basis and recorded as derivative net investment income. Upon termination of the derivative, the gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in an income generation relationship record the initial premium as a deferred liability. The premium received on covered floor contracts are adjusted into the cost basis of the covered asset and amortized over the life of the covered asset. Income is accounted for on an earned basis and recorded as derivative net investment income. If the derivative and bond are sold, the derivative will recognize a loss on disposition for the current market value and the unamortized value of the original premium is offset against the bond capital gain or loss.

Derivatives not classified as hedging, income generation or replication, will receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded as capital gains and losses. Effective January 1, 2003, the changes in fair value will be recorded as unrealized gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $270 and $0 as of December 31, 2002 and 2001, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2002 and 2001 were $25,702 and $25,448, respectively. The net capital gains (losses) captured in the IMR in 2002, 2001 and 2000 were $5,078, $1,965 and $(3,096), respectively. The amount of expense amortized from the IMR in 2002, 2001 and 2000 included in the Company's Statements of Operations, was $4,823, $3,472 and $(495), respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, INCOME TAXES.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $200,347       $148,038       $ 95,980
Interest income from policy loans                                    18,947         14,160          4,923
Interest and dividends from other investments                        18,478         19,289          8,568
Interest income from cash on hand and on deposit                      7,238          9,462             --
                                                                   --------------------------------------
Gross investment income                                             245,010        190,949        109,471
Less: investment expenses                                             3,596          2,150          1,534
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $241,414       $188,799       $107,937
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $117,032       $ 17,132       $  2,401
Gross unrealized capital losses                                     (32,336)       (17,210)        (3,319)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                                84,696            (78)          (918)
Balance, beginning of year                                              (78)          (918)        (5,880)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 84,774       $    840       $  4,962
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    185       $    120       $    509
Gross unrealized capital losses                                     (23,137)       (22,913)        (2,113)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,952)       (22,793)        (1,604)
Balance, beginning of year                                          (22,793)        (1,604)         2,484
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $   (159)      $(21,189)      $ (4,088)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Bonds and short-term investments                                   $(28,561)      $ (7,491)      $ (8,128)
Common stocks                                                          (149)           (13)           217
Other invested assets                                                    (2)            33             10
                                                                   --------------------------------------
Realized capital losses                                             (28,712)        (7,471)        (7,901)
Capital gains tax (benefit)                                          23,053            802         (1,883)
                                                                   --------------------------------------
Net realized capital losses, after tax                              (51,765)        (8,273)        (6,018)
Less: amounts transferred to IMR                                      5,078          1,965         (3,096)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(56,843)      $(10,238)      $ (2,922)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $1,691,422, $2,135,324 and $465,846, gross realized capital gains of $15,257, $8,091 and $633, and gross realized capital losses of $9,998, $5,442 and $8,838, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $35, $14,354 and $979, gross realized capital gains of $0, $358 and $218, and gross realized capital losses of $7, $371 and $1, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, options, forwards and exchange traded futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates and/or indices and notional principal amounts. Generally, no cash is exchanged at the inception of the contract and no principal payments are exchanged. Interest rate swaps at December 31, 2002 and 2001 amounted to $230,000 and $20,000 of notional value and $4,837 and $1,194 of market value, respectively.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed exchange rate. There are also periodic exchanges of payments, at specified intervals, calculated using the agreed upon rates and notional principal amounts. Foreign currency swaps at December 31, 2002 amounted to $23,719 of notional value and $(1,002) of market value. There were no foreign currency swaps at December 31, 2001.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the writer, a financial instrument, at a specified price, within a specified period or on a stated date. Cap and floor contracts entitle the purchaser to receive from the writer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. There is a premium payment paid by the purchaser at inception of the contract and no principal payments are exchanged. The Company is a purchaser of caps, floors, and swaption contracts and is a writer of covered floor contracts. Option contracts at December 31, 2002 and 2001 amounted to $80,852 of notional value and $158 and $1,569 of market value, respectively.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies:

Anticipatory Hedging -- For certain liabilities, the Company commits to the price of the product prior to receipt of the associated premium or deposit. Anticipatory hedges are executed to offset the impact of changes in asset prices arising from interest rate changes pending the receipt of premium or deposit and the subsequent purchase of an asset. These hedges involve taking a long position (purchase) in interest rate futures or entering into an interest rate swap with duration characteristics equivalent to the associated liabilities or anticipated investments.

Liability Hedging -- Several products obligate the Company to credit a return to the contract holder, which is indexed to a market rate. To hedge risks associated with these products, the Company enters into various derivative contracts. Interest rate swaps are used to convert the contract rate into a rate that trades in a more liquid and efficient market. This hedging strategy enables the Company to customize contract terms and conditions to customer objectives and satisfies the operation's asset/liability matching policy. In addition, interest rate caps and option contracts are used to hedge against the risk of contract holder disintermediation in a rising interest rate environment.

Asset Hedging -- To meet the various policyholder obligations and to provide cost-effective prudent investment risk diversification, the Company may combine two or more financial instruments to achieve the investment characteristics of a fixed maturity security or that match an associated liability. The use of derivative instruments in this regard effectively transfers unwanted investment risks or attributes to others. The selection of the appropriate derivative instruments depends on the investment risk, the liquidity and efficiency of the market, and the asset and liability characteristics.

Portfolio Hedging --The Company compares the duration and convexity of its portfolios of assets to its corresponding liabilities and periodically enters into portfolio hedges to reduce any difference to desired levels. Portfolio hedges reduce the duration and convexity mismatch between assets and liabilities and offset the potential impact to cash flows caused by changes in interest rates.

The Company periodically transacts in income generation transactions. The written option contracts monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives.

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Exchange-traded futures and options are regulated by an exchange and positions are marked to market on a daily basis, and therefore create minimal credit exposure to the Company in the event of nonperformance by counterparties.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. Collateral requirements for exchange traded futures and options are monitored and processed on a daily basis. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2002, the Company has a significant concentration of credit risk that exceeded 10% of capital and surplus in fixed maturities of a single issuer who was not the U.S. government or a government agency. Within this concentration, each fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of these fixed maturities were $61,917, $2,373 and $64,290, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                 48,690         --          --       48,690
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $4,977,319   $117,032    $(32,336)  $5,062,015
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384                (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $    132    $     --   $   41,769
  --Guaranteed and sponsored -- asset backed                          270,969         --          --      270,969
States, municipalities and political subdivisions                         398         15          --          413
International governments                                              35,086        880          (4)      35,962
Public utilities                                                      163,678        557        (757)     163,478
All other corporate                                                 1,220,569     15,376      (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058         61      (6,733)     721,386
Short-term investments                                                 58,741         --          --       58,741
Certificates of deposit                                                52,877        111          --       52,988
Parents, subsidiaries and affiliates                                  126,735         --          --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $ 17,132    $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,162   $    120    $   (211)  $    4,071
Common stock -- affiliated                                             35,384         --     (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546   $    120    $(22,913)  $   16,753
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2002 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  508,460       $  517,110
Over one year through five years                        2,529,850        2,572,900
Over five years through ten years                       1,496,415        1,521,880
Over ten years                                            442,594          450,125
                                                       ---------------------------
                                         TOTAL         $4,977,319       $5,062,015
                                                       ---------------------------

Bonds with a carrying value of $3,319 were on deposit as of December 31, 2002 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2002                 2001
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 4,977      5,062   $ 2,699      2,699
  Common stocks                                               17         17        17         17
  Policy loans                                               267        267       250        250
  Mortgage loans                                             138        138       180        180
  Other invested assets                                       42         42        64         64
LIABILITIES
  Deposit funds and other benefits                       $ 4,913    $ 4,780   $ 2,873    $ 2,796
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2002                2001
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $ 469,416           $ 329,950
Total of all deferred tax liabilities                           $ (74,977)          $(114,519)
Net deferred assets (admitted and non-admitted)                 $ 394,439           $ 215,431
Net admitted deferred asset                                        29,910              54,720
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $(364,529)          $(160,711)
Increase in deferred taxes non-admitted                         $ 203,818                 N/A
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                      2002           2001           2000
                                                                     -------------------------------------
Federal                                                              $25,183       $(196,458)      $24,549
                                                                     -------------------------------------
Foreign                                                                3,528              --            --
                                                                     -------------------------------------
Federal Income Tax on Capital Gains                                   23,053             802        (1,884)
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $51,764       $(195,656)      $22,665
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Reserves                                                       $  10,906           $  48,987         $ (38,081)
Fortis Ceding Commission                                          16,501              19,216            (2,715)
Tax DAC                                                          206,940             192,943            13,997
Accrued deferred compensation                                      1,775               2,957            (1,182)
Bonds                                                             34,822               1,189            33,633
Capital loss carryforward                                          3,300               3,300                --
AMT credit utilization                                           192,969              58,834           134,135
Other                                                              2,203               2,524              (321)
                                                             -------------------------------------------------
                           TOTAL DEFERRED TAX ASSETS           $ 469,416           $ 329,950         $ 139,466
                                                             -------------------------------------------------
                    DEFERRED TAX ASSETS NON-ADMITTED           $(364,529)          $(160,711)        $(203,818)
                                                             -------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Bonds                                                          $  (5,593)          $      --         $  (5,593)
Tax preferred investments                                        (52,323)           (104,673)           52,350
Software project deferral                                         (5,903)             (2,752)           (3,151)
Deferred and uncollected                                          (8,767)             (6,977)           (1,790)
Other                                                             (2,391)               (117)           (2,274)
                                                             -------------------------------------------------
                      TOTAL DEFERRED TAX LIABILITIES           $ (74,977)          $(114,519)        $  39,542
                                                             -------------------------------------------------

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Total deferred tax assets                                      $ 469,416           $ 329,950         $ 139,466
Total deferred tax liabilities                                   (74,977)           (114,519)           39,542
                                                             -------------------------------------------------
Net deferred tax asset                                         $ 394,439           $ 215,431         $ 179,008
                                                             -------------------------------------------------
             OTHER CHANGE IN NET DEFERRED INCOME TAX                                                    12,391
                                                             -------------------------------------------------
                   CHANGE IN NET DEFERRED INCOME TAX                                                 $ 191,399
                                                             -------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ (71,865)           (35.0)%
Tax preferred investments                                                 (64,562)           (31.4)%
Other                                                                      (3,208)            (1.6)%
                                                                     -------------------------------
                                                       TOTAL            $(139,635)           (68.0)%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $  51,764            (25.2)%
Change in net deferred income taxes                                      (191,399)            93.2%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(139,635)           (68.0)%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(261,066). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2002                  $    --
2001                  $    --
2000                  $22,665

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The amount of reinsurance recoverables from reinsurers was $36,327 and $2,016 at December 31, 2002 and 2001, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $5,566,253  $ 1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $   26,680  $    15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $8,401,771  $   371,175  $(4,146,117) $ 4,626,829
Death, Annuity, Disability and Other Benefits            $  138,864  $   113,937  $   (25,083) $   227,718
Surrenders and Other Fund Withdrawals                    $4,436,989  $   766,314  $  (459,359) $ 4,743,944

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $3,085,682  $ 1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $    16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $6,890,184  $ 6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $    94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $   491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2000
Aggregate Reserves for Life and Accident and Health
 Policies                                                $  900,216  $        --  $  (256,989) $   643,227
Policy and Contract Claim Liabilities                    $   16,084  $        --  $    (5,351) $    10,733
Premium and Annuity Considerations                       $  839,447  $       986  $   (67,586) $   772,847
Annuity and Other Fund Deposits                          $5,730,269  $        --  $(1,528,316) $ 4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $     1,542  $   (16,238) $    62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $        --  $  (116,380) $ 3,567,723

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2002:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,026   $ 2,183
Ordinary Renewal                                                    14,876    21,507
Group Life                                                              49        79
                                                                   -----------------
                                                            TOTAL  $16,951   $23,769
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $4,357, $3,764 and $648 for 2002, 2001 and 2000, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2002, 2001 or 2000.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. The cost to the Company for the above-mentioned plan was approximately $2.5 million, $2 million and $2 million in 2002, 2001 and 2000, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2002, 2001 or 2000. The amount available for dividend in 2003 is approximately $58,827.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $35.9 billion and $41.9 billion as of December 31, 2002 and 2001, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $518 million, $567 million and $622 million for the years ended December 31, 2002, 2001 and 2000, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2002 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2002               $ 4,045,793
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                          34,838,116
                                                                               -----------
          Total reserves                                                       $34,838,116
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                  $    64,223
          Market value                                                          34,682,449
                                                                               -----------
          Subtotal                                                              34,746,671
          Not subject to discretionary withdrawal                                   91,445
                                                                               -----------
                                                                 TOTAL         $34,838,116
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $108, $289 and $1,212 in 2002, 2001 and 2000, respectively, of which $105, $297 and
$1,074 in 2002, 2001 and 2000, respectively were estimated to be creditable against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $4,003 and $4,034 in 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2003                  $ 3,966
2004                    4,050
2005                    4,050
2006                    3,911
2007                    3,804
Thereafter              7,126
                      -------
  Total               $26,907
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,224 in 2002 and 2001.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable development related to September 11.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

         (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (b)  Not Applicable.

         (c)(1) Principal Underwriting Agreement.(1)

            (2) Form of Selling Agreements.(2)

         (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

         (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)

         (f)  Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(3)

         (g)  Contracts of Reinsurance.(4)

         (h)  Form of Participation Agreement.(4)

         (i)  Not Applicable.

         (j)  Not Applicable.

         (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (l)  Not Applicable.

         (m)  Not Applicable.

         (n)(1) Consent of Deloitte & Touche LLP.

            (2) Consent of Arthur Andersen LLP.(5)

         (o)  No financial statement will be omitted.

         (p)  Not Applicable.

         (q)  Memorandum describing transfer and redemption procedures.(1)

         (r)  Power of Attorney.

         (s)  Organizational Chart.(6)

--------

(1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-63731, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on October 30, 1995.

(2) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-13735 of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on October 8, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to the Post-Effective Amendment No. 3 (incorrectly noted as Post-Effective No. 1 on the Cover Sheet) to the Registration Statement on Form S-6, File No. 333-13735 of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on April 15, 1999.

(5) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-69485, filed on April 7, 2003.

Item 28.  Officers and Directors.

-------------------------------------------- ------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- ------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- ------------------------------------------------------
Kristine L. Curcio                           Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- ------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- ------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- ------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- ------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*
-------------------------------------------- ------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer
-------------------------------------------- ------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- ------------------------------------------------------
Joseph J. Noto                               Vice President
-------------------------------------------- ------------------------------------------------------
Marianne O'Doherty                           Vice President and Assistant General Counsel
-------------------------------------------- ------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- ------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
-------------------------------------------- ------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- ------------------------------------------------------
Andrew J. Waggoner                           Vice President
-------------------------------------------- ------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- ------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

----------
  *  Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s)

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a)  involved a knowing and culpable violation of law by the director;

         (b) enabled the director or an associate to receive an improper personal gain;

         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
                 Account
              Hartford Life Insurance Company - ICMG Registered Variable Life
                 Separate Account A
              Hartford Life and Annuity Insurance Company - Separate
                 Account VL I
              Hartford Life and Annuity Insurance Company - Separate
                 Account VL II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                                     POSITIONS AND OFFICES
                     NAME                               WITH UNDERWRITER
                     ----                            ---------------------
              David A. Carlson                 Vice President
              Timothy M. Fitch                 Senior Vice President & Actuary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President, Director
              Joseph F. Mahoney                Vice President
              Thomas M. Marra                  President and Chief Executive Officer,
                                               Director
              Christine Hayer Repasy           Senior Vice President, General Counsel and
                                               Corporate Secretary, Director
              John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 4th day of December, 2003.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERERED VARIABLE LIFE SEPARATE ACCOUNT ONE
(Registrant)

By: Thomas M. Marra                                  *By: /s/ Marianne O'Doherty
    ---------------------------------------               ----------------------
    Thomas M. Marra,                                          Marianne O'Doherty
    President, Chief Executive Officer                        Attorney-In-Fact
    and Chairman of the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra
    ---------------------------------------
    Thomas M. Marra,
    President, Chief Executive Officer
    and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,             ----------------------
     Director*                                                Marianne O'Doherty
John C. Walters, Executive Vice President, Director*          Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President and
     Chief Financial Officer, Director*
David M. Znamierowski, Senior Vice President &
         Chief Investment Officer, Director*         Date: December 4, 2003



333-13735

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2  Consent of Deloitte & Touche LLP.

1.3  Power of Attorney.